Earnings (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share	The following table details the outstanding shares for basic and diluted net earnings per share:
	For the Six Months Ended
	September 30,
	2025	2024

Numerator:
Net loss attributable to Akso Health Group’s shareholders	$(1,275,701)	$(586,632)

Denominator:
Weighted average number of ordinary shares outstanding-basic	1,767,296,875	699,050,796
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	1,767,296,875	699,050,796
Basic loss per ordinary share	$(0.001)	$(0.001)
Diluted loss earnings per ordinary share	$(0.001)	$(0.001)